Quarterly Holdings Report
for

Fidelity® Series Investment Grade Bond Fund

November 30, 2019

LIG-QTLY-0120
1.873111.111

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.45% 6/30/20	$18,005,000	$18,031,584
3% 6/30/22	20,000,000	20,401,385
3.4% 5/15/25	51,500,000	53,770,518
3.6% 2/17/23	58,943,000	61,583,768
3.6% 7/15/25	9,728,000	10,245,458
4.3% 2/15/30	15,664,000	17,219,007
4.45% 4/1/24	2,655,000	2,868,683
4.5% 3/9/48	46,031,000	50,128,863
4.75% 5/15/46	20,994,000	23,470,491
4.9% 6/15/42	3,728,000	4,195,395
5.55% 8/15/41	6,766,000	8,218,938
6.2% 3/15/40	16,798,000	21,245,887
6.3% 1/15/38	40,737,000	52,624,847
BellSouth Capital Funding Corp. 7.875% 2/15/30	248,000	350,094
Verizon Communications, Inc.:
4.329% 9/21/28	11,520,000	13,065,657
4.862% 8/21/46	18,891,000	23,626,791
5.012% 4/15/49	7,226,000	9,295,509
5.5% 3/16/47	18,182,000	24,713,631
		415,056,506
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	11,190,000	13,064,125
5.95% 4/1/41	7,826,000	10,731,626
		23,795,751
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	49,397,000	51,826,005
4.908% 7/23/25	28,398,000	31,145,227
5.375% 5/1/47	56,404,000	62,820,921
5.75% 4/1/48	9,412,000	10,898,731
6.484% 10/23/45	26,013,000	32,246,870
Comcast Corp.:
3.9% 3/1/38	5,928,000	6,577,435
4.6% 8/15/45	15,798,000	19,147,850
4.65% 7/15/42	14,116,000	17,061,295
Fox Corp.:
3.666% 1/25/22 (a)	3,878,000	4,003,490
4.03% 1/25/24 (a)	6,818,000	7,252,337
4.709% 1/25/29 (a)	9,867,000	11,197,871
5.476% 1/25/39 (a)	9,730,000	11,970,069
5.576% 1/25/49 (a)	6,456,000	8,227,040
Time Warner Cable, Inc.:
4% 9/1/21	45,069,000	46,145,142
4.5% 9/15/42	21,984,000	22,016,433
5.5% 9/1/41	15,667,000	17,426,507
5.875% 11/15/40	11,331,000	13,088,777
6.55% 5/1/37	50,619,000	61,845,293
7.3% 7/1/38	32,280,000	41,394,502
		476,291,795
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,589,869

TOTAL COMMUNICATION SERVICES		931,733,921

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.3%
General Motors Financial Co., Inc.:
3.2% 7/13/20	26,000,000	26,136,127
3.7% 5/9/23	4,723,000	4,859,714
4.2% 3/1/21	27,410,000	27,988,052
4.25% 5/15/23	10,018,000	10,502,626
4.375% 9/25/21	44,603,000	46,138,059
		115,624,578
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	20,175,461
Household Durables - 0.0%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,359,725
5% 6/15/27	2,921,000	3,158,331
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,486,000	2,580,779
4.875% 11/15/25	28,000	30,408
4.875% 3/15/27	8,584,000	9,292,180
5.625% 1/15/24	717,000	785,115
		18,206,538
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	11,320,000	11,357,344
3% 11/19/24	25,757,000	25,743,967
		37,101,311

TOTAL CONSUMER DISCRETIONARY		191,107,888

CONSUMER STAPLES - 2.4%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	4,449,000	4,756,176
4.7% 2/1/36	52,011,000	60,559,053
4.9% 2/1/46	67,409,000	80,299,430
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	32,390,000	38,861,279
5.45% 1/23/39	25,203,000	31,963,134
5.55% 1/23/49	57,590,000	76,381,966
5.8% 1/23/59 (Reg. S)	61,052,000	85,929,733
Constellation Brands, Inc. 4.75% 11/15/24	2,051,000	2,272,534
		381,023,305
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,039,000	1,054,523
Food Products - 0.1%
Conagra Brands, Inc. 3.8% 10/22/21	6,161,000	6,343,271
H.J. Heinz Co.:
4.375% 6/1/46	3,522,000	3,430,129
5.2% 7/15/45	1,666,000	1,797,051
H.J. Heinz Finance Co. 7.125% 8/1/39 (a)	4,801,000	6,216,038
		17,786,489
Tobacco - 1.2%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	32,017,333
3.875% 9/16/46	21,780,000	20,681,349
4.25% 8/9/42	26,130,000	26,301,420
4.5% 5/2/43	17,568,000	18,262,816
4.8% 2/14/29	26,202,000	28,968,208
5.375% 1/31/44	31,709,000	35,977,780
5.95% 2/14/49	17,400,000	20,962,812
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	24,400,000	24,484,359
3.75% 7/21/22 (a)	56,649,000	58,341,518
4.25% 7/21/25 (a)	25,864,000	27,143,976
Reynolds American, Inc.:
3.25% 6/12/20	5,106,000	5,135,140
4% 6/12/22	17,554,000	18,264,923
4.45% 6/12/25	12,732,000	13,633,256
5.7% 8/15/35	6,607,000	7,583,644
5.85% 8/15/45	50,684,000	57,312,064
6.15% 9/15/43	11,136,000	12,732,297
7.25% 6/15/37	15,680,000	19,899,397
		427,702,292

TOTAL CONSUMER STAPLES		827,566,609

ENERGY - 5.4%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 6.75% 9/15/37 (a)	2,991,000	3,080,730
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	14,216,000	14,823,489
6.5% 4/1/20	2,078,000	2,107,138
Halliburton Co.:
3.8% 11/15/25	12,900,000	13,598,344
4.85% 11/15/35	11,266,000	12,497,925
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	32,232,000	15,793,680
8.95% 4/1/45 (b)	11,807,000	4,427,625
Valaris PLC:
5.2% 3/15/25	32,677,000	14,704,650
5.75% 10/1/44	12,542,000	4,765,960
		85,799,541
Oil, Gas & Consumable Fuels - 5.2%
Alberta Energy Co. Ltd. 8.125% 9/15/30	2,868,000	3,655,321
Amerada Hess Corp.:
7.125% 3/15/33	5,555,000	6,971,238
7.3% 8/15/31	7,267,000	9,125,502
7.875% 10/1/29	2,497,000	3,207,669
Canadian Natural Resources Ltd.:
3.45% 11/15/21	1,429,000	1,461,278
5.85% 2/1/35	12,899,000	15,752,355
Cenovus Energy, Inc.:
4.25% 4/15/27	34,405,000	36,126,269
6.75% 11/15/39	2,942,000	3,645,458
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	25,435,000	25,560,573
4.5% 6/1/25	7,777,000	8,452,373
DCP Midstream LLC:
4.75% 9/30/21 (a)	22,381,000	22,800,644
5.35% 3/15/20 (a)	41,035,000	41,188,881
5.85% 5/21/43 (a)(b)	2,410,000	2,217,200
DCP Midstream Operating LP:
3.875% 3/15/23	40,552,000	41,160,280
5.6% 4/1/44	1,458,000	1,392,390
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	8,197,280
El Paso Corp. 6.5% 9/15/20	25,952,000	26,825,803
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	16,820,755
Enable Midstream Partners LP 3.9% 5/15/24 (b)	7,783,000	7,843,802
Enbridge Energy Partners LP:
4.2% 9/15/21	26,168,000	26,951,262
4.375% 10/15/20	16,600,000	16,889,182
Enbridge, Inc.:
4% 10/1/23	15,502,000	16,391,799
4.25% 12/1/26	9,000,000	9,810,471
Energy Transfer Partners LP:
4.2% 9/15/23	6,601,000	6,903,399
4.25% 3/15/23	5,605,000	5,826,580
4.5% 4/15/24	6,788,000	7,176,747
4.95% 6/15/28	22,521,000	24,230,088
5.25% 4/15/29	11,043,000	12,187,975
5.8% 6/15/38	12,558,000	14,176,514
6% 6/15/48	8,178,000	9,329,097
6.25% 4/15/49	7,585,000	8,964,285
Enterprise Products Operating LP 3.75% 2/15/25	16,764,000	17,816,937
Hess Corp.:
5.6% 2/15/41	7,816,000	8,909,236
5.8% 4/1/47	19,267,000	22,856,559
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,052,000	9,310,088
6.55% 9/15/40	2,324,000	2,903,706
Kinder Morgan, Inc. 5.55% 6/1/45	13,098,000	15,388,637
Marathon Petroleum Corp. 5.125% 3/1/21	21,582,000	22,374,998
MPLX LP:
3 month U.S. LIBOR + 0.900% 3.0021% 9/9/21 (b)(c)	9,056,000	9,086,712
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (b)(c)	13,630,000	13,678,250
4.5% 7/15/23	9,847,000	10,438,726
4.8% 2/15/29	5,907,000	6,395,749
4.875% 12/1/24	15,019,000	16,249,499
5.5% 2/15/49	17,721,000	19,513,121
Nakilat, Inc. 6.067% 12/31/33 (a)	6,090,000	7,427,897
Occidental Petroleum Corp.:
2.6% 8/13/21	8,636,000	8,678,615
2.7% 8/15/22	7,632,000	7,695,235
2.9% 8/15/24	25,222,000	25,340,654
3.125% 2/15/22	2,043,000	2,073,878
3.2% 8/15/26	3,393,000	3,412,873
3.5% 8/15/29	10,687,000	10,791,810
4.3% 8/15/39	1,558,000	1,576,311
4.4% 8/15/49	1,559,000	1,583,164
4.85% 3/15/21	8,840,000	9,112,743
5.55% 3/15/26	28,220,000	31,986,698
6.45% 9/15/36	24,570,000	29,876,365
6.6% 3/15/46	53,949,000	69,231,123
7.5% 5/1/31	40,626,000	52,990,679
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	34,564,000	36,102,098
7.25% 3/17/44	14,821,000	17,734,253
Petroleos Mexicanos:
4.5% 1/23/26	25,619,000	25,091,249
5.625% 1/23/46	17,297,000	15,275,413
6.35% 2/12/48	17,400,000	16,417,445
6.49% 1/23/27 (a)	18,273,000	19,232,333
6.5% 3/13/27	37,289,000	39,022,472
6.75% 9/21/47	95,358,000	94,046,828
6.84% 1/23/30 (a)	147,293,000	154,436,711
6.875% 8/4/26	20,000,000	21,630,000
7.69% 1/23/50 (a)	124,733,000	133,713,776
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	7,354,292
3.6% 11/1/24	6,687,000	6,823,332
3.65% 6/1/22	27,720,000	28,356,525
3.85% 10/15/23	25,000,000	25,820,120
4.65% 10/15/25	23,040,000	24,481,668
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,960,000	11,637,953
Southwestern Energy Co. 6.2% 1/23/25 (b)	13,262,000	11,538,205
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	7,311,000	7,698,619
The Williams Companies, Inc.:
3.7% 1/15/23	18,610,000	19,212,664
4.55% 6/24/24	90,947,000	97,358,166
Western Gas Partners LP:
3.95% 6/1/25	5,006,000	4,915,572
4.65% 7/1/26	8,954,000	8,929,216
4.75% 8/15/28	6,312,000	6,119,989
5.375% 6/1/21	42,029,000	43,272,485
Williams Partners LP:
3.6% 3/15/22	17,478,000	17,939,640
3.9% 1/15/25	6,023,000	6,277,842
4% 11/15/21	11,678,000	12,024,591
4.125% 11/15/20	4,558,000	4,619,768
4.3% 3/4/24	18,081,000	19,098,011
4.5% 11/15/23	8,697,000	9,244,422
		1,823,368,391

TOTAL ENERGY		1,909,167,932

FINANCIALS - 14.8%
Banks - 6.2%
Bank of America Corp.:
3.004% 12/20/23 (b)	101,991,000	104,164,779
3.3% 1/11/23	24,341,000	25,172,427
3.419% 12/20/28 (b)	32,593,000	34,171,811
3.5% 4/19/26	28,726,000	30,491,634
3.864% 7/23/24 (b)	7,284,000	7,673,824
3.95% 4/21/25	43,026,000	45,744,003
4% 1/22/25	14,494,000	15,423,241
4.1% 7/24/23	35,942,000	38,317,486
4.183% 11/25/27	3,728,000	4,038,042
4.2% 8/26/24	41,416,000	44,377,718
4.25% 10/22/26	45,120,000	49,327,117
4.45% 3/3/26	10,553,000	11,585,298
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 2.6959% 7/20/22 (a)(b)(c)	4,154,000	4,178,867
Barclays Bank PLC 10.179% 6/12/21 (a)	945,000	1,053,597
Barclays PLC:
3.25% 1/12/21	24,010,000	24,236,487
4.375% 1/12/26	34,752,000	37,267,536
4.836% 5/9/28	3,148,000	3,361,520
5.088% 6/20/30 (b)	44,892,000	48,963,624
5.2% 5/12/26	27,212,000	29,577,267
BPCE SA 4.875% 4/1/26 (a)	3,984,000	4,368,880
Capital One NA 2.15% 9/6/22	21,459,000	21,418,042
Citigroup, Inc.:
2.4% 2/18/20	57,223,000	57,278,712
2.7% 10/27/22	17,775,000	18,054,808
2.75% 4/25/22	25,000,000	25,369,498
2.9% 12/8/21	20,972,000	21,287,239
3.142% 1/24/23 (b)	22,396,000	22,804,478
3.352% 4/24/25 (b)	27,281,000	28,281,324
4.05% 7/30/22	11,452,000	11,963,325
4.075% 4/23/29 (b)	14,005,000	15,345,488
4.125% 7/25/28	3,728,000	4,051,953
4.3% 11/20/26	9,646,000	10,505,098
4.4% 6/10/25	71,128,000	76,834,289
4.45% 9/29/27	31,462,000	34,627,416
4.5% 1/14/22	1,723,000	1,807,896
4.6% 3/9/26	3,602,000	3,964,471
5.3% 5/6/44	5,127,000	6,498,980
5.5% 9/13/25	18,506,000	21,156,874
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	28,869,000	29,978,113
4.3% 12/3/25	3,460,000	3,722,535
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	14,950,000	15,032,510
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	26,695,285
3.75% 3/26/25	31,994,000	33,748,241
3.8% 9/15/22	40,643,000	42,267,341
3.8% 6/9/23	46,298,000	48,389,538
4.55% 4/17/26	1,588,000	1,764,306
Discover Bank:
4.2% 8/8/23	35,498,000	37,786,231
7% 4/15/20	10,709,000	10,896,483
Fifth Third Bancorp 8.25% 3/1/38	13,121,000	20,210,773
HSBC Holdings PLC:
4.25% 3/14/24	12,994,000	13,758,928
5.25% 3/14/44	560,000	693,037
Huntington Bancshares, Inc. 7% 12/15/20	4,856,000	5,096,045
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,267,000	7,559,889
5.71% 1/15/26 (a)	66,519,000	70,987,820
JPMorgan Chase & Co.:
2.739% 10/15/30 (b)	55,000,000	54,872,794
2.95% 10/1/26	29,121,000	30,043,345
3.25% 9/23/22	53,888,000	55,671,053
3.797% 7/23/24 (b)	69,237,000	72,832,333
3.875% 9/10/24	56,148,000	59,674,238
4.125% 12/15/26	61,839,000	67,641,612
4.25% 10/15/20	8,000,000	8,157,253
4.35% 8/15/21	42,184,000	43,826,111
4.625% 5/10/21	11,002,000	11,406,062
Rabobank Nederland 4.375% 8/4/25	42,555,000	46,245,878
Regions Financial Corp. 3.2% 2/8/21	15,257,000	15,439,993
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	42,281,000	46,856,936
5.125% 5/28/24	55,246,000	59,494,380
6% 12/19/23	48,200,000	53,336,110
6.1% 6/10/23	47,686,000	52,243,175
6.125% 12/15/22	83,360,000	90,479,959
Societe Generale 4.25% 4/14/25 (a)	3,837,000	4,016,478
Synchrony Bank 3% 6/15/22	2,150,000	2,179,762
UniCredit SpA 6.572% 1/14/22 (a)	29,947,000	32,103,915
Wells Fargo & Co. 3.196% 6/17/27 (b)	34,559,000	35,671,147
Westpac Banking Corp. 4.11% 7/24/34 (b)	20,547,000	21,298,188
		2,176,822,846
Capital Markets - 4.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	32,116,109
4.25% 2/15/24	24,489,000	26,123,487
Ares Capital Corp. 4.2% 6/10/24	48,934,000	50,700,387
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	58,126,000	58,031,705
3.869% 1/12/29 (a)(b)	19,608,000	20,961,130
Deutsche Bank AG 4.5% 4/1/25	70,869,000	68,788,224
Deutsche Bank AG New York Branch:
3.15% 1/22/21	18,975,000	19,000,462
3.3% 11/16/22	50,117,000	50,360,241
4.1% 1/13/26	4,496,000	4,512,470
5% 2/14/22	49,324,000	51,312,684
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	164,410,000	166,294,365
3.2% 2/23/23	87,089,000	89,574,372
3.272% 9/29/25 (b)	104,473,000	108,096,428
4.25% 10/21/25	32,884,000	35,507,081
6.75% 10/1/37	31,825,000	43,780,855
Intercontinental Exchange, Inc.:
2.75% 12/1/20	9,127,000	9,202,701
3.75% 12/1/25	1,100,000	1,187,109
Moody's Corp.:
2.75% 12/15/21	5,835,000	5,916,739
3.25% 1/15/28	12,370,000	13,019,882
4.875% 2/15/24	11,615,000	12,800,765
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.8833% 7/22/22 (b)(c)	1,907,000	1,924,361
3.125% 1/23/23	54,983,000	56,461,245
3.125% 7/27/26	7,974,000	8,264,288
3.625% 1/20/27	8,956,000	9,546,574
3.7% 10/23/24	21,490,000	22,760,200
3.737% 4/24/24 (b)	163,561,000	171,025,476
3.75% 2/25/23	55,561,000	58,160,342
3.875% 4/29/24	2,362,000	2,509,670
4.1% 5/22/23	24,196,000	25,567,665
4.431% 1/23/30 (b)	23,749,000	26,784,730
4.875% 11/1/22	45,005,000	48,252,866
5% 11/24/25	50,969,000	57,373,163
5.75% 1/25/21	29,144,000	30,360,302
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	30,156,741
		1,416,434,819
Consumer Finance - 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	33,555,000	33,821,006
3.5% 5/26/22	8,945,000	9,191,799
4.125% 7/3/23	23,327,000	24,571,026
4.45% 12/16/21	15,806,000	16,464,372
4.45% 4/3/26	16,892,000	18,167,235
4.5% 5/15/21	6,370,000	6,579,453
4.875% 1/16/24	27,051,000	29,330,126
5% 10/1/21	9,554,000	10,014,960
Capital One Financial Corp. 3.8% 1/31/28	34,245,000	36,328,280
Discover Financial Services:
3.75% 3/4/25	20,000,000	21,113,439
3.85% 11/21/22	39,487,000	41,370,863
3.95% 11/6/24	17,423,000	18,495,600
4.1% 2/9/27	2,471,000	2,649,175
4.5% 1/30/26	25,399,000	27,739,019
5.2% 4/27/22	17,870,000	19,055,098
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	102,143,914
5.085% 1/7/21	15,830,000	16,191,459
5.584% 3/18/24	33,908,000	36,283,879
5.596% 1/7/22	32,750,000	34,441,511
Synchrony Financial:
2.85% 7/25/22	8,438,000	8,519,766
3.75% 8/15/21	12,933,000	13,203,300
3.95% 12/1/27	42,034,000	43,890,193
4.25% 8/15/24	13,018,000	13,728,116
4.375% 3/19/24	12,380,000	13,117,905
5.15% 3/19/29	35,592,000	40,078,941
		636,490,435
Diversified Financial Services - 0.9%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	8,641,000	8,829,962
3.95% 7/1/24 (a)	11,478,000	11,901,538
4.375% 5/1/26 (a)	13,980,000	14,747,502
5.25% 5/15/24 (a)	20,991,000	22,808,821
AXA Equitable Holdings, Inc. 3.9% 4/20/23	5,754,000	6,026,425
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	37,627,617
3.85% 2/1/25	22,346,000	23,406,339
3.875% 8/15/22	17,670,000	18,402,834
4.125% 6/15/26	25,594,000	27,317,703
4.125% 5/15/29	28,249,000	30,482,870
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	33,993,000	37,201,939
Pine Street Trust I:
4.572% 2/15/29 (a)	31,229,000	33,487,328
5.568% 2/15/49 (a)	31,271,000	34,940,380
Voya Financial, Inc. 3.125% 7/15/24	15,086,000	15,533,506
		322,714,764
Insurance - 1.9%
American International Group, Inc.:
3.3% 3/1/21	11,928,000	12,103,327
3.875% 1/15/35	29,736,000	31,688,609
4.875% 6/1/22	27,610,000	29,548,899
Aon Corp. 5% 9/30/20	6,218,000	6,370,667
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	24,484,000	27,578,394
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	21,405,000	24,243,787
4.75% 3/15/39	9,822,000	12,038,116
4.8% 7/15/21	13,850,000	14,390,156
4.9% 3/15/49	19,547,000	24,784,025
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	40,888,000	40,820,350
MetLife, Inc. 3.048% 12/15/22 (b)	21,302,000	22,023,917
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.04% 5/28/21 (a)(b)(c)	151,424,000	151,743,097
3% 1/10/23 (a)	15,204,000	15,612,403
Pacific LifeCorp 5.125% 1/30/43 (a)	32,228,000	38,079,892
Pricoa Global Funding I 5.375% 5/15/45 (b)	28,973,000	31,649,902
Prudential Financial, Inc. 4.5% 11/16/21	695,000	727,738
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	12,400,000	13,702,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	37,109,570
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	10,865,000	11,726,662
Unum Group:
3.875% 11/5/25	25,368,000	26,696,027
4% 6/15/29	24,228,000	25,267,760
5.625% 9/15/20	19,561,000	20,091,396
5.75% 8/15/42	41,569,000	46,572,577
		664,569,271

TOTAL FINANCIALS		5,217,032,135

HEALTH CARE - 2.7%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	2,194,000	2,197,897
Health Care Providers & Services - 1.9%
Anthem, Inc. 3.3% 1/15/23	23,355,000	24,156,487
Centene Corp.:
4.25% 12/15/27(a)(d)	25,155,000	25,878,206
4.625% 12/15/29 (a)(d)	39,085,000	40,990,394
4.75% 1/15/25 (a)(d)	20,010,000	20,787,989
Cigna Corp.:
3.75% 7/15/23	26,371,000	27,569,191
4.125% 9/15/20 (a)	11,062,000	11,232,470
4.125% 11/15/25	42,687,000	46,060,165
4.375% 10/15/28	32,914,000	36,511,455
4.8% 8/15/38	20,493,000	23,710,303
4.9% 12/15/48	20,474,000	24,252,642
CVS Health Corp.:
2.625% 8/15/24	4,305,000	4,339,620
3% 8/15/26	3,494,000	3,575,560
3.25% 8/15/29	8,027,000	8,152,252
3.7% 3/9/23	13,600,000	14,162,029
4% 12/5/23	18,015,000	19,046,692
4.1% 3/25/25	111,006,000	119,202,406
4.3% 3/25/28	75,210,000	81,982,525
4.78% 3/25/38	33,481,000	38,030,427
5.05% 3/25/48	49,227,000	58,241,915
HCA Holdings, Inc. 4.75% 5/1/23	75,000	80,142
Toledo Hospital:
5.325% 11/15/28	11,480,000	12,348,638
6.015% 11/15/48	22,754,000	25,872,226
		666,183,734
Pharmaceuticals - 0.8%
Actavis Funding SCS 3.45% 3/15/22	25,461,000	26,015,203
Allergan PLC 3.25% 10/1/22	15,000,000	15,329,951
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	46,388,000	49,757,445
Elanco Animal Health, Inc.:
3.912% 8/27/21	5,485,000	5,624,493
4.272% 8/28/23	17,308,000	18,120,108
4.9% 8/28/28	7,291,000	7,883,868
Mylan NV:
3.15% 6/15/21	26,969,000	27,278,175
3.95% 6/15/26	38,227,000	39,757,773
Perrigo Finance PLC 3.5% 12/15/21	2,562,000	2,581,547
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	50,901,308
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	4,897,000	4,734,175
2.8% 7/21/23	15,491,000	13,980,628
Zoetis, Inc. 3.25% 2/1/23	33,824,000	34,805,610
		296,770,284

TOTAL HEALTH CARE		965,151,915

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	15,580,000	16,491,882
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	562,000	608,908
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	6,061,378
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	7,478,000	7,449,697
3% 9/15/23	5,123,000	5,221,757
3.375% 6/1/21	13,887,000	14,107,433
3.75% 2/1/22	27,062,000	27,821,587
3.875% 4/1/21	18,569,000	18,940,326
4.25% 2/1/24	30,862,000	32,974,307
4.25% 9/15/24	21,001,000	22,516,344
4.75% 3/1/20	19,421,000	19,540,814
		148,572,265
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	3,341,000	3,733,568

TOTAL INDUSTRIALS		175,468,001

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	24,109,000	26,127,399
6.02% 6/15/26 (a)	8,322,000	9,509,621
		35,637,020
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	1,713,000	1,810,731

TOTAL INFORMATION TECHNOLOGY		37,447,751

MATERIALS - 0.2%
Chemicals - 0.0%
Nutrien Ltd.:
4.2% 4/1/29	3,311,000	3,629,697
5% 4/1/49	5,766,000	6,756,705
		10,386,402
Metals & Mining - 0.2%
Anglo American Capital PLC 4.125% 4/15/21 (a)	1,571,000	1,605,639
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	10,763,000	11,071,898
6.75% 10/19/75 (a)(b)	24,962,000	29,244,231
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	8,936,000	9,312,988
4.5% 8/1/47 (a)	7,237,000	7,958,438
		59,193,194

TOTAL MATERIALS		69,579,596

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,786,000	8,093,430
AvalonBay Communities, Inc. 3.625% 10/1/20	12,415,000	12,530,721
Boston Properties, Inc.:
3.85% 2/1/23	10,817,000	11,349,224
4.5% 12/1/28	20,395,000	23,189,661
Camden Property Trust:
2.95% 12/15/22	12,713,000	12,978,515
4.25% 1/15/24	21,470,000	22,983,622
Corporate Office Properties LP 5% 7/1/25	17,769,000	19,132,586
Duke Realty LP:
3.25% 6/30/26	318,000	330,371
3.625% 4/15/23	23,763,000	24,651,935
3.75% 12/1/24	9,068,000	9,600,659
3.875% 10/15/22	22,767,000	23,712,060
4.375% 6/15/22	701,000	736,074
Equity One, Inc. 3.75% 11/15/22	33,629,000	34,896,169
ERP Operating LP 4.75% 7/15/20	31,427,000	31,938,546
HCP, Inc.:
3.25% 7/15/26	3,144,000	3,266,606
3.5% 7/15/29	3,594,000	3,760,980
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	7,500,000	7,458,776
3.5% 8/1/26	7,811,000	8,141,818
Highwoods/Forsyth LP 3.2% 6/15/21	877,000	887,136
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	46,693,450
Lexington Corporate Properties Trust 4.4% 6/15/24	8,452,000	8,815,089
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	33,134,000	33,220,033
4.375% 8/1/23	32,463,000	34,534,848
4.5% 1/15/25	14,849,000	15,729,827
4.5% 4/1/27	74,033,000	80,231,661
4.75% 1/15/28	36,570,000	40,066,082
4.95% 4/1/24	7,995,000	8,636,139
5.25% 1/15/26	31,863,000	35,154,841
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,977,000	6,099,058
5% 12/15/23	4,492,000	4,739,930
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	13,600,304
4.25% 2/1/26	16,356,000	17,302,459
4.625% 7/15/22	6,726,000	7,017,334
Store Capital Corp. 4.625% 3/15/29	9,743,000	10,821,258
Ventas Realty LP:
3% 1/15/30	43,597,000	43,299,525
3.125% 6/15/23	6,954,000	7,135,689
3.5% 2/1/25	8,762,000	9,125,661
4% 3/1/28	12,591,000	13,563,987
4.125% 1/15/26	8,982,000	9,661,369
Weingarten Realty Investors 3.375% 10/15/22	4,880,000	4,989,586
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	7,404,310
4% 2/1/25	32,062,000	33,692,346
4.6% 4/1/24	2,875,000	3,077,450
		754,251,125
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	34,906,000	36,253,122
3.95% 11/15/27	24,749,000	26,044,564
4.1% 10/1/24	30,631,000	32,369,614
4.55% 10/1/29	31,499,000	34,417,123
CBRE Group, Inc. 4.875% 3/1/26	4,233,000	4,722,946
Digital Realty Trust LP:
3.95% 7/1/22	19,003,000	19,799,678
4.75% 10/1/25	18,728,000	20,774,134
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,097,849
Liberty Property LP:
3.25% 10/1/26	856,000	895,897
3.375% 6/15/23	13,610,000	14,134,771
3.75% 4/1/25	17,751,000	18,983,411
4.125% 6/15/22	12,160,000	12,699,873
4.4% 2/15/24	32,513,000	35,240,752
Mack-Cali Realty LP:
3.15% 5/15/23	43,093,000	42,378,094
4.5% 4/18/22	7,492,000	7,603,205
Mid-America Apartments LP 4% 11/15/25	447,000	481,613
Post Apartment Homes LP 3.375% 12/1/22	4,831,000	4,965,001
Tanger Properties LP:
3.125% 9/1/26	16,163,000	15,916,932
3.75% 12/1/24	20,842,000	21,267,210
3.875% 12/1/23	11,362,000	11,693,176
3.875% 7/15/27	5,481,000	5,607,255
Washington Prime Group LP 3.85% 4/1/20	20,000,000	19,950,000
		387,296,220

TOTAL REAL ESTATE		1,141,547,345

UTILITIES - 1.7%
Electric Utilities - 1.0%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,750,295
Cleco Corporate Holdings LLC 3.375% 9/15/29 (a)	19,437,000	19,394,079
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	17,215,000	18,313,078
6.4% 9/15/20 (a)	37,691,000	38,828,495
Eversource Energy 2.8% 5/1/23	32,099,000	32,617,213
Exelon Corp. 2.85% 6/15/20	7,468,000	7,495,230
FirstEnergy Corp.:
4.25% 3/15/23	68,802,000	72,522,204
7.375% 11/15/31	34,123,000	47,816,103
IPALCO Enterprises, Inc.:
3.45% 7/15/20	44,712,000	44,966,070
3.7% 9/1/24	11,464,000	11,910,311
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,257,361
NV Energy, Inc. 6.25% 11/15/20	7,075,000	7,354,857
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,911,350
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	11,188,402
		340,325,048
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	7,080,000	7,262,940
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,185,000	3,312,400
Emera U.S. Finance LP:
2.7% 6/15/21	6,375,000	6,421,272
3.55% 6/15/26	9,377,000	9,778,859
		19,512,531
Multi-Utilities - 0.7%
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (b)(c)	69,665,000	64,004,719
3 month U.S. LIBOR + 2.825% 4.9294% 6/30/66 (b)(c)	8,899,000	8,454,050
NiSource Finance Corp.:
5.8% 2/1/42	11,523,000	14,808,461
5.95% 6/15/41	22,990,000	29,720,478
NiSource, Inc. 2.95% 9/1/29	47,860,000	47,876,237
Puget Energy, Inc.:
5.625% 7/15/22	1,783,000	1,907,110
6% 9/1/21	28,119,000	29,900,091
6.5% 12/15/20	9,002,000	9,402,836
Sempra Energy:
2.875% 10/1/22	9,886,000	10,044,674
6% 10/15/39	1,481,000	1,921,979
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 4.0224% 5/15/67 (b)(c)	14,096,000	12,624,298
		230,664,933

TOTAL UTILITIES		597,765,452

TOTAL NONCONVERTIBLE BONDS
(Cost $11,466,140,096)		12,063,568,545

U.S. Government and Government Agency Obligations - 32.9%
U.S. Treasury Inflation-Protected Obligations - 3.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$119,075,800	$137,180,652
0.875% 2/15/47	68,070,700	79,012,987
1% 2/15/46	26,406,300	32,063,039
1% 2/15/49	59,090,000	68,378,587
1.375% 2/15/44	1,683,000	2,226,544
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	83,582,100	90,320,233
0.125% 7/15/26	81,940,100	87,679,569
0.25% 7/15/29	15,000,000	15,182,717
0.375% 7/15/25	262,258,800	287,613,553
0.375% 1/15/27	148,690,000	159,975,620
0.625% 1/15/26	208,648,000	231,273,143
0.75% 7/15/28	30,616,900	32,884,235
0.875% 1/15/29	111,090,000	119,881,767

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,343,672,646

U.S. Treasury Obligations - 29.1%
U.S. Treasury Bonds:
2.875% 5/15/49	264,876,000	303,324,155
3% 2/15/49	940,761,000	1,101,388,593
U.S. Treasury Notes:
1.375% 8/31/26	54,359,000	53,150,786
1.5% 9/30/24	688,312,000	684,063,821
1.625% 9/30/26	799,312,000	794,035,294
1.625% 11/30/26	256,587,000	254,903,148
1.625% 8/15/29 (e)	1,280,969,000	1,261,954,597
1.75% 7/31/24	235,000,000	236,248,438
1.875% 3/31/22	711,519,000	715,688,060
1.875% 7/31/22	150,905,000	151,954,261
2% 12/31/21	175,143,000	176,449,731
2.125% 3/31/24	172,231,000	175,769,810
2.125% 7/31/24	24,323,300	24,857,272
2.125% 11/30/24	379,473,000	388,203,843
2.125% 5/15/25	24,648,800	25,225,543
2.125% 5/31/26	384,655,000	394,181,220
2.25% 4/30/24	330,464,300	339,151,896
2.25% 12/31/24	284,595,000	292,843,810
2.25% 2/15/27	44,067,300	45,621,705
2.25% 11/15/27	51,332,000	53,260,960
2.375% 4/30/26	317,775,000	330,448,760
2.375% 5/15/27	79,084,100	82,645,974
2.5% 1/31/24	316,100,000	327,101,763
2.625% 12/31/23	148,680,000	154,522,660
2.625% 3/31/25	46,349,900	48,598,594
2.625% 2/15/29	119,097,700	127,662,499
2.75% 6/30/25	432,274,300	456,893,670
2.75% 2/15/28	132,320,000	142,430,075
2.875% 11/30/25	423,590,600	451,901,676
3.125% 11/15/28	563,637,200	626,716,127

TOTAL U.S. TREASURY OBLIGATIONS		10,221,198,741

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,249,742,961)		11,564,871,387

U.S. Government Agency - Mortgage Securities - 25.1%
Fannie Mae - 8.9%
12 month U.S. LIBOR + 1.365% 3.693% 10/1/35 (b)(c)	30,686	31,849
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (b)(c)	132,516	137,341
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (b)(c)	62,292	64,771
12 month U.S. LIBOR + 1.490% 4.234% 1/1/35 (b)(c)	143,837	148,761
12 month U.S. LIBOR + 1.523% 4.66% 3/1/36 (b)(c)	3,414	3,542
12 month U.S. LIBOR + 1.553% 4.345% 6/1/36 (b)(c)	76,040	79,372
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (b)(c)	55,787	57,876
12 month U.S. LIBOR + 1.590% 4.484% 5/1/36 (b)(c)	280,495	292,717
12 month U.S. LIBOR + 1.610% 4.313% 3/1/33 (b)(c)	98,788	102,437
12 month U.S. LIBOR + 1.641% 3.879% 9/1/36 (b)(c)	71,590	74,826
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (b)(c)	116,204	121,622
12 month U.S. LIBOR + 1.650% 4.442% 11/1/36 (b)(c)	183,975	191,687
12 month U.S. LIBOR + 1.685% 4.56% 4/1/36 (b)(c)	7,508	7,834
12 month U.S. LIBOR + 1.690% 4.415% 8/1/35 (b)(c)	17,970	18,828
12 month U.S. LIBOR + 1.710% 3.425% 7/1/43 (b)(c)	283,542	293,347
12 month U.S. LIBOR + 1.711% 4.595% 6/1/42 (b)(c)	794,505	819,349
12 month U.S. LIBOR + 1.718% 4.013% 5/1/35 (b)(c)	211,668	220,985
12 month U.S. LIBOR + 1.730% 4.695% 7/1/35 (b)(c)	118,742	123,723
12 month U.S. LIBOR + 1.750% 4.064% 8/1/41 (b)(c)	288,080	299,201
12 month U.S. LIBOR + 1.750% 4.631% 3/1/40 (b)(c)	250,154	260,207
12 month U.S. LIBOR + 1.800% 4.235% 12/1/40 (b)(c)	6,043,138	6,279,406
12 month U.S. LIBOR + 1.800% 4.5% 7/1/41 (b)(c)	947,816	991,767
12 month U.S. LIBOR + 1.800% 4.784% 1/1/42 (b)(c)	369,942	381,254
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (b)(c)	535,548	557,924
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (b)(c)	111,926	116,346
12 month U.S. LIBOR + 1.818% 4.068% 9/1/41 (b)(c)	333,795	348,918
12 month U.S. LIBOR + 1.818% 4.931% 2/1/42 (b)(c)	453,505	468,923
12 month U.S. LIBOR + 1.825% 4.95% 2/1/35 (b)(c)	54,420	56,956
12 month U.S. LIBOR + 1.830% 3.879% 10/1/41 (b)(c)	287,229	298,767
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (b)(c)	91,968	96,175
12 month U.S. LIBOR + 1.870% 3.75% 10/1/36 (b)(c)	20,322	21,179
12 month U.S. LIBOR + 1.900% 4.782% 7/1/37 (b)(c)	61,829	64,925
12 month U.S. LIBOR + 1.938% 4.648% 9/1/36 (b)(c)	81,537	84,655
6 month U.S. LIBOR + 1.470% 3.553% 10/1/33 (b)(c)	18,694	19,291
6 month U.S. LIBOR + 1.505% 4.103% 1/1/35 (b)(c)	209,244	216,169
6 month U.S. LIBOR + 1.510% 4.037% 2/1/33 (b)(c)	17,768	18,325
6 month U.S. LIBOR + 1.535% 3.851% 12/1/34 (b)(c)	63,730	65,964
6 month U.S. LIBOR + 1.535% 3.94% 3/1/35 (b)(c)	52,685	54,559
6 month U.S. LIBOR + 1.550% 3.807% 10/1/33 (b)(c)	27,454	28,370
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (b)(c)	33,811	35,032
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (b)(c)	2,909	3,029
6 month U.S. LIBOR + 1.960% 4.21% 9/1/35 (b)(c)	38,458	40,326
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (b)(c)	41,875	44,045
U.S. TREASURY 1 YEAR INDEX + 2.250% 4.744% 12/1/33 (b)(c)	620,613	650,053
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.27% 6/1/36 (b)(c)	243,636	255,562
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.266% 10/1/33 (b)(c)	139,341	146,278
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.769% 5/1/35 (b)(c)	29,657	31,146
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.859% 7/1/34 (b)(c)	279,740	294,123
2.5% 5/1/23 to 4/1/43 (f)(g)	144,005,510	144,885,442
3% 3/1/26 to 9/1/49 (g)(h)(i)	1,054,773,624	1,082,223,914
3.4% 7/1/42 to 9/1/42	89,676	93,357
3.5% 12/1/25 to 11/1/49 (d)	814,727,533	851,881,795
3.65% 5/1/42 to 8/1/42	42,413	44,628
3.9% 4/1/42	6,397	6,819
4% 5/1/29 to 12/1/48	549,814,675	581,937,881
4.25% 11/1/41	20,474	22,138
4.5% to 4.5% 6/1/20 to 9/1/49 (d)	318,888,522	342,266,170
5% 12/1/19	2	2
5% 1/1/20 to 2/1/49	31,073,842	34,129,830
5.248% 8/1/41 (b)	2,879,447	3,133,994
5.5% 9/1/21 to 5/1/44	43,533,009	48,630,679
6% to 6% 2/1/20 to 1/1/42	13,838,677	15,910,363
6.5% 8/1/20 to 5/1/38	9,870,363	11,251,434
6.528% 2/1/39 (b)	2,602,055	2,811,873
7% to 7% 9/1/21 to 7/1/37	1,893,900	2,143,743
7.5% to 7.5% 9/1/22 to 9/1/32	872,783	990,039
8% 8/1/29 to 3/1/37	28,588	34,166
8.5% 5/1/21 to 9/1/25	2,972	3,156
9% 10/1/30	14,012	16,424
9.5% 9/1/21 to 2/1/25	291	295

TOTAL FANNIE MAE		3,137,437,884

Freddie Mac - 6.2%
12 month U.S. LIBOR + 1.325% 4.175% 1/1/36 (b)(c)	68,928	71,014
12 month U.S. LIBOR + 1.370% 3.971% 3/1/36 (b)(c)	294,072	304,195
12 month U.S. LIBOR + 1.500% 4.285% 3/1/36 (b)(c)	218,331	225,961
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (b)(c)	64,321	66,539
12 month U.S. LIBOR + 1.750% 4.006% 9/1/41 (b)(c)	1,206,365	1,251,133
12 month U.S. LIBOR + 1.750% 4.25% 12/1/40 (b)(c)	3,034,457	3,137,089
12 month U.S. LIBOR + 1.750% 4.408% 7/1/41 (b)(c)	684,002	710,238
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (b)(c)	84,003	87,416
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (b)(c)	78,907	82,888
12 month U.S. LIBOR + 1.870% 4.801% 4/1/41 (b)(c)	313,346	325,737
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	428,846	448,513
12 month U.S. LIBOR + 1.880% 4.434% 10/1/42 (b)(c)	521,186	542,281
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	411,140	427,409
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (b)(c)	794,514	828,038
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	643,754	676,623
12 month U.S. LIBOR + 1.910% 4.811% 5/1/41 (b)(c)	749,053	779,776
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (b)(c)	45,083	47,288
12 month U.S. LIBOR + 1.961% 4.821% 6/1/33 (b)(c)	25,307	26,548
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (b)(c)	227,613	238,519
12 month U.S. LIBOR + 2.045% 4.784% 7/1/36 (b)(c)	120,591	126,454
12 month U.S. LIBOR + 2.060% 4.728% 3/1/33 (b)(c)	5,468	5,711
12 month U.S. LIBOR + 2.160% 5.035% 11/1/35 (b)(c)	46,375	48,511
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (b)(c)	207,992	217,319
12 month U.S. LIBOR + 2.280% 4.53% 10/1/36 (b)(c)	82	85
6 month U.S. LIBOR + 1.125% 3.601% 8/1/37 (b)(c)	74,978	76,426
6 month U.S. LIBOR + 1.445% 3.695% 3/1/35 (b)(c)	86,474	89,411
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (b)(c)	20,448	21,161
6 month U.S. LIBOR + 1.650% 3.874% 4/1/35 (b)(c)	125,552	130,359
6 month U.S. LIBOR + 1.661% 4.199% 2/1/37 (b)(c)	235,062	243,827
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (b)(c)	122,081	127,073
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (b)(c)	31,572	32,782
6 month U.S. LIBOR + 1.840% 4.122% 10/1/36 (b)(c)	334,042	348,800
6 month U.S. LIBOR + 1.910% 4.192% 10/1/35 (b)(c)	202,593	211,336
6 month U.S. LIBOR + 2.020% 4.6% 6/1/37 (b)(c)	88,292	91,889
6 month U.S. LIBOR + 2.040% 4.665% 6/1/37 (b)(c)	93,611	97,449
6 month U.S. LIBOR + 2.270% 4.488% 10/1/35 (b)(c)	79,047	82,615
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.573% 6/1/33 (b)(c)	276,389	290,006
U.S. TREASURY 1 YEAR INDEX + 2.247% 4.918% 1/1/35 (b)(c)	6,496	6,822
U.S. TREASURY 1 YEAR INDEX + 2.286% 4.828% 6/1/33 (b)(c)	539,349	565,346
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.717% 3/1/35 (b)(c)	1,037,525	1,089,042
2.5% 11/1/27 to 12/1/34	174,188,535	176,320,858
3% 6/1/31 to 10/1/49	337,858,865	347,312,947
3.5% 1/1/32 to 5/1/49 (i)	646,487,868	677,586,373
3.5% 8/1/47	16,318,503	17,081,916
4% 6/1/33 to 10/1/48	604,219,300	639,870,228
4% 4/1/48	1,040,102	1,086,703
4.5% 6/1/25 to 12/1/48	220,141,246	235,832,877
5% 6/1/20 to 7/1/41	32,003,021	35,336,467
5.5% 2/1/20 to 6/1/41	7,593,291	8,490,584
6% 6/1/20 to 6/1/39	3,149,542	3,564,205
6.5% 4/1/21 to 9/1/39	4,857,620	5,594,682
7% 6/1/21 to 9/1/36	1,736,358	1,985,155
7.5% 1/1/27 to 7/1/34	153,193	176,756
8% 7/1/24 to 4/1/32	42,031	48,084
8.5% 12/1/22 to 1/1/28	43,436	48,489
9.5% 5/1/21	1	1

TOTAL FREDDIE MAC		2,164,515,954

Ginnie Mae - 8.4%
3.5% 10/20/40 to 11/20/47 (d)	737,987,827	772,138,074
4% 7/20/33 to 5/20/49	422,672,941	448,073,976
4.5% 6/20/33 to 6/20/48	214,999,674	230,149,897
5.5% 6/15/33 to 9/15/39	2,965,641	3,334,091
6% to 6% 10/15/30 to 5/15/40	5,414,129	6,174,401
7% to 7% 10/15/22 to 3/15/33	2,537,700	2,887,559
7.5% to 7.5% 2/15/22 to 9/15/31	679,396	751,494
8% 6/15/21 to 11/15/29	180,482	196,045
8.5% to 8.5% 10/15/21 to 1/15/31	46,465	52,475
9% 1/15/23	294	315
9.5% 12/15/20 to 3/15/23	101	103
3% 4/15/42 to 6/20/48 (d)	251,038,118	259,185,123
3% 12/1/49 (d)	59,100,000	60,739,103
3% 12/1/49 (d)	1,150,000	1,181,895
3% 12/1/49 (d)	12,175,000	12,512,666
3% 12/1/49 (d)	11,800,000	12,127,266
3% 12/1/49 (d)	3,200,000	3,288,750
3% 12/1/49 (d)	22,750,000	23,380,958
3% 12/1/49 (d)	83,950,000	86,278,303
3% 12/1/49 (d)	1,025,000	1,053,428
3% 12/1/49 (d)	25,850,000	26,566,934
3% 12/1/49 (d)	525,000	539,561
3% 12/1/49 (d)	6,125,000	6,294,873
3% 12/1/49 (d)	41,525,000	42,676,671
3% 12/1/49 (d)	212,300,000	218,188,013
3% 12/1/49 (d)	73,850,000	75,898,185
3% 12/1/49 (d)	50,000,000	51,386,720
3% 12/1/49 (d)	57,750,000	59,351,662
3.5% 12/1/49 (d)	211,000,000	218,071,792
3.5% 12/1/49 (d)	150,300,000	155,337,395
3.5% 12/1/49 (d)	126,250,000	130,481,345
5% 12/15/32 to 4/20/48	36,642,578	40,314,109
6.5% 3/20/31 to 6/15/37	570,726	656,464

TOTAL GINNIE MAE		2,949,269,646

Uniform Mortgage Backed Securities - 1.6%
3% 12/1/34 (d)	21,150,000	21,645,703
3% 12/1/49 (d)	59,100,000	59,935,709
3% 12/1/49 (d)	142,400,000	144,413,621
3.5% 12/1/49 (d)	13,600,000	13,961,250
3.5% 12/1/49 (d)	58,100,000	59,643,281
3.5% 12/1/49 (d)	237,600,000	243,911,250
4% 12/1/49 (d)	30,000,000	31,125,000

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		574,635,814

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $8,732,600,719)		8,825,859,298

Asset-Backed Securities - 3.8%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$19,681,628	$19,785,260
Series 2019-1 Class A, 3.844% 5/15/39 (a)	22,465,112	22,636,373
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	37,880,806	37,693,804
Class B, 4.458% 10/16/39 (a)	6,661,715	6,629,849
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (a)(b)(c)	34,917,000	34,896,993
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (a)(b)(c)	31,563,000	31,563,000
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.2009% 1/15/29 (a)(b)(c)	37,970,000	37,910,691
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.068% 10/25/35 (b)(c)	227,903	227,248
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 2.833% 2/25/35 (b)(c)	629,899	628,744
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1/17/33 (a)(b)(c)(d)(j)	15,400,000	15,400,000
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	41,915,261	43,072,080
Class AA, 2.487% 12/16/41 (a)	8,301,542	8,270,663
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 2.8095% 5/25/29 (b)(c)	15,850,226	15,857,703
CarMax Auto Owner Trust Series 2019-4 Class A2A, 2.01% 3/15/23	20,805,000	20,805,046
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	33,855,498	34,413,558
Class B, 5.095% 4/15/39 (a)	11,613,719	11,785,789
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	34,995,932	35,670,391
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (a)(b)(c)	25,157,000	25,127,793
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.4674% 5/29/32 (a)(b)(c)	17,483,000	17,474,206
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.058% 10/25/37 (a)(b)(c)	396,283	400,519
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	21,264,000	21,260,447
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	153,428	154,255
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	249,146	251,438
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	34,200,000	34,197,572
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 4.6776% 1/25/35 (b)	42,072	41,972
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	11,835,238	11,832,884
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	18,358,340	18,651,523
Class A2II, 4.03% 11/20/47 (a)	31,087,560	32,139,252
Dell Equipment Finance Trust Series 2019-2 Class A3, 1.91% 10/22/24 (a)	27,826,000	27,761,900
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	17,100,000	17,086,503
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(c)	9,977,000	9,984,463
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.2809% 4/15/29 (a)(b)(c)	40,634,000	40,623,476
Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 3.1709% 1/16/32 (b)(c)	346,000	343,599
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.2399% 5/15/32 (a)(b)(c)	28,603,000	28,600,712
Enterprise Fleet Financing LLC Series 2019-3 Class A2, 2.06% 5/20/25 (a)	41,484,000	41,502,245
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	40,533,872	40,536,097
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (a)	226,670	226,671
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 2.533% 3/25/34 (b)(c)	2,101	2,010
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (a)	33,300,000	33,323,094
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (a)(b)(c)	35,131,000	35,131,000
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	667,000	735,204
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 2.409% 4/10/31 (a)(b)(c)	181,165	181,218
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	14,685,861	15,191,792
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	15,553,693	15,724,451
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.1859% 1/20/29 (a)(b)(c)	14,189,000	14,182,643
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(c)	34,866,000	34,846,266
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (a)(b)(c)	16,640,000	16,640,000
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.2459% 4/20/30 (a)(b)(c)	30,670,000	30,661,198
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1/15/33 (a)(b)(c)(j)	23,551,000	23,551,000
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	21,968,000	21,981,007
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	154,662	154,837
Series 2018-3A Class A 3.5545% 11/25/28 (a)	516,982	516,017
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	459,580	459,861
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.338% 9/25/23 (a)(b)(c)	658,000	658,768
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.218% 9/25/35 (b)(c)	575,664	574,679
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.3021% 7/17/32 (a)(b)(c)	34,875,000	34,856,935
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 2.7396% 7/25/25 (b)(c)	20,739	20,767
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.953% 1/25/36 (b)(c)	1,245,000	1,252,984
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	26,451,000	26,583,255
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	28,160,923	28,480,259
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (a)	49,974	50,100
Series 2019-4A Class A, 2.48% 2/17/26 (a)	11,430,000	11,426,307
SBA Tower Trust Series 2019-1 2.836% 1/15/50 (a)	34,963,000	35,364,284
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.5885% 12/15/27 (a)(b)(c)	37,433,725	37,433,294
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 2.138% 5/25/35 (b)(c)	4,389	4,388
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.568% 9/25/34 (b)(c)	103,261	101,387
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	35,970,917	36,828,604
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	45,412,000	45,228,395
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	140,317	145,948
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	706,001	726,531
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	276,966	288,865
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	8,788,157	8,847,021
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.6031% 4/6/42 (a)(b)(c)	2,720,000	1,982,336
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	442,324	443,563
Series 2019-2A Class A, 2.77% 10/15/25 (a)	3,480,183	3,486,349
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.3509% 4/15/32 (a)(b)(c)	34,251,000	34,233,258
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (a)(b)(c)	35,926,000	35,906,133
TOTAL ASSET-BACKED SECURITIES
(Cost $1,326,206,874)		1,333,650,727

Collateralized Mortgage Obligations - 2.3%
Private Sponsor - 2.2%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.9628% 6/27/36 (a)(b)(c)	187,752	185,465
BCAP LLC Trust sequential payer Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	12,650	12,658
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.268% 1/25/35 (b)(c)	7,011	7,007
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 4.5548% 1/25/37 (a)(b)	18,174	18,395
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(b)	295,841	299,801
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (a)	99,875	101,023
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.1028% 5/27/37 (a)(b)(c)	225,884	218,557
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)	309,188	297,244
Class AA1, 1 month U.S. LIBOR + 0.280% 2.1028% 5/27/37 (a)(b)(c)	696,094	669,630
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.508% 2/25/32 (b)(c)	34,902	35,302
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.7625% 3/18/32 (b)(c)	63,294	64,470
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.708% 4/25/32 (b)(c)	73,934	75,139
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.708% 10/25/32 (b)(c)	94,143	95,691
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.458% 1/25/32 (b)(c)	35,844	36,205
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.392% 12/25/33 (b)(k)(l)	1,200,122	304,409
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.972% 11/25/36 (b)(k)(l)	851,632	162,330
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	25,402	26,637
Series 1993-207 Class H, 6.5% 11/25/23	394,320	420,002
Series 1996-28 Class PK, 6.5% 7/25/25	136,756	146,069
Series 1999-17 Class PG, 6% 4/25/29	539,638	585,323
Series 1999-32 Class PL, 6% 7/25/29	523,574	574,695
Series 1999-33 Class PK, 6% 7/25/29	388,172	422,361
Series 2001-52 Class YZ, 6.5% 10/25/31	49,163	56,221
Series 2003-28 Class KG, 5.5% 4/25/23	218,725	226,754
Series 2005-102 Class CO 11/25/35 (m)	256,699	234,456
Series 2005-39 Class TE, 5% 5/25/35	54,116	58,569
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.1092% 8/25/35 (b)(l)	77,087	97,677
Series 2005-81 Class PC, 5.5% 9/25/35	684,576	752,216
Series 2006-12 Class BO 10/25/35 (m)	1,158,374	1,058,139
Series 2006-37 Class OW 5/25/36 (m)	116,418	104,956
Series 2006-45 Class OP 6/25/36 (m)	387,043	347,830
Series 2006-62 Class KP 4/25/36 (m)	655,004	593,006
Series 2012-149:
Class DA, 1.75% 1/25/43	5,575,638	5,507,233
Class GA, 1.75% 6/25/42	5,857,763	5,767,639
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	109,433	123,355
Series 1999-25 Class Z, 6% 6/25/29	395,476	439,633
Series 2001-20 Class Z, 6% 5/25/31	571,726	625,831
Series 2001-31 Class ZC, 6.5% 7/25/31	306,113	345,283
Series 2002-16 Class ZD, 6.5% 4/25/32	173,935	199,309
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.842% 11/25/32 (b)(k)(l)	679,523	94,773
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	1,475,156	118,435
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.932% 12/25/36 (b)(k)(l)	579,960	135,996
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.732% 5/25/37 (b)(k)(l)	337,450	68,608
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 14.9687% 9/25/23 (b)(l)	19,579	22,958
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.392% 3/25/33 (b)(k)(l)	92,610	19,527
Series 2005-72 Class ZC, 5.5% 8/25/35	4,643,017	5,043,444
Series 2005-79 Class ZC, 5.9% 9/25/35	1,744,377	1,988,341
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.372% 6/25/37 (b)(l)	306,764	622,291
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.352% 7/25/37 (b)(l)	429,536	865,000
Class SB, 39.600% - 1 month U.S. LIBOR 29.352% 7/25/37 (b)(l)	161,857	285,358
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.642% 3/25/38 (b)(k)(l)	2,282,788	425,277
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.652% 6/25/21 (b)(k)(l)	1,793	15
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.342% 12/25/40 (b)(k)(l)	2,138,712	372,891
Class ZA, 4.5% 12/25/40	4,104,786	4,561,800
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	1,534,586	110,883
Series 2010-150 Class ZC, 4.75% 1/25/41	6,490,446	7,306,968
Series 2010-17 Class DI, 4.5% 6/25/21 (k)	2,193	16
Series 2010-95 Class ZC, 5% 9/25/40	13,888,191	15,687,655
Series 2010-97 Class CI, 4.5% 8/25/25 (k)	136,296	1,613
Series 2011-39 Class ZA, 6% 11/25/32	1,494,660	1,695,244
Series 2011-4 Class PZ, 5% 2/25/41	2,678,933	3,104,529
Series 2011-67 Class AI, 4% 7/25/26 (k)	492,477	34,514
Series 2011-83 Class DI, 6% 9/25/26 (k)	427,614	23,024
Series 2012-100 Class WI, 3% 9/25/27 (k)	5,115,241	400,623
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.942% 12/25/30 (b)(k)(l)	1,786,947	170,568
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.842% 6/25/41 (b)(k)(l)	2,232,681	236,731
Series 2013-133 Class IB, 3% 4/25/32 (k)	3,568,690	240,661
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.342% 1/25/44 (b)(k)(l)	1,607,450	266,549
Series 2013-51 Class GI, 3% 10/25/32 (k)	4,245,745	355,953
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.012% 6/25/35 (b)(k)(l)	1,733,937	341,532
Series 2015-42 Class IL, 6% 6/25/45 (k)	6,785,058	1,398,660
Series 2015-70 Class JC, 3% 10/25/45	9,373,113	9,656,169
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	3,619,673	741,020
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	198,263	197,985
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.5654% 1/15/32 (b)(c)	29,083	29,417
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.6654% 3/15/32 (b)(c)	40,778	41,353
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.7654% 3/15/32 (b)(c)	39,718	40,365
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.6654% 6/15/31 (b)(c)	72,812	73,822
Class FG, 1 month U.S. LIBOR + 0.900% 2.6654% 3/15/32 (b)(c)	22,550	22,867
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.0154% 5/15/37 (b)(c)	1,558,769	1,548,554
planned amortization class:
Series 2006-15 Class OP 3/25/36 (m)	1,169,841	1,061,209
Series 2095 Class PE, 6% 11/15/28	619,125	673,959
Series 2101 Class PD, 6% 11/15/28	47,629	51,690
Series 2104 Class PG, 6% 12/15/28	11,123	12,176
Series 2121 Class MG, 6% 2/15/29	253,010	276,330
Series 2131 Class BG, 6% 3/15/29	1,636,475	1,786,183
Series 2137 Class PG, 6% 3/15/29	234,852	257,362
Series 2154 Class PT, 6% 5/15/29	444,437	490,261
Series 2162 Class PH, 6% 6/15/29	91,699	99,486
Series 2520 Class BE, 6% 11/15/32	619,963	692,761
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.8346% 3/15/23 (b)(k)(l)	10,959	300
Series 2693 Class MD, 5.5% 10/15/33	1,796,300	2,006,108
Series 2802 Class OB, 6% 5/15/34	814,419	879,894
Series 2962 Class BE, 4.5% 4/15/20	53,898	54,007
Series 3002 Class NE, 5% 7/15/35	1,604,941	1,722,369
Series 3110 Class OP 9/15/35 (m)	676,775	638,653
Series 3119 Class PO 2/15/36 (m)	1,411,973	1,273,686
Series 3121 Class KO 3/15/36 (m)	235,269	213,868
Series 3123 Class LO 3/15/36 (m)	796,184	719,346
Series 3145 Class GO 4/15/36 (m)	768,790	697,025
Series 3189 Class PD, 6% 7/15/36	1,390,351	1,603,275
Series 3225 Class EO 10/15/36 (m)	424,219	382,657
Series 3258 Class PM, 5.5% 12/15/36	664,758	720,621
Series 3415 Class PC, 5% 12/15/37	542,351	591,469
Series 3786 Class HI, 4% 3/15/38 (k)	1,200,164	47,974
Series 3806 Class UP, 4.5% 2/15/41	4,476,244	4,764,872
Series 3832 Class PE, 5% 3/15/41	5,791,507	6,295,999
Series 4135 Class AB, 1.75% 6/15/42	4,426,756	4,374,381
Series 4765 Class PE, 3% 12/15/41	15,662,723	15,759,049
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	5,367	5,869
Series 2135 Class JE, 6% 3/15/29	130,503	143,766
Series 2274 Class ZM, 6.5% 1/15/31	154,201	173,427
Series 2281 Class ZB, 6% 3/15/30	305,050	330,061
Series 2303 Class ZV, 6% 4/15/31	142,727	156,379
Series 2357 Class ZB, 6.5% 9/15/31	1,105,124	1,263,527
Series 2502 Class ZC, 6% 9/15/32	288,833	321,991
Series 2519 Class ZD, 5.5% 11/15/32	429,760	470,602
Series 2546 Class MJ, 5.5% 3/15/23	134,197	139,336
Series 2601 Class TB, 5.5% 4/15/23	65,039	67,918
Series 2998 Class LY, 5.5% 7/15/25	234,612	246,997
Series 3871 Class KB, 5.5% 6/15/41	5,225,760	6,018,327
Series 4423 Class NJ, 3% 9/15/41	17,925,000	18,213,858
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.8346% 2/15/36 (b)(k)(l)	462,705	100,970
Series 1658 Class GZ, 7% 1/15/24	16,680	17,624
Series 2013-4281 Class AI, 4% 12/15/28 (k)	4,523,698	288,067
Series 2017-4683 Class LM, 3% 5/15/47	8,815,107	8,942,727
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 6.4346% 11/15/31 (b)(k)(l)	69,259	10,006
Series 2587 Class IM, 6.5% 3/15/33 (k)	10,583	2,393
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 35.325% 8/15/24 (b)(l)	5,424	6,698
Class SD, 86.400% - 1 month U.S. LIBOR 63.5001% 8/15/24 (b)(l)	7,942	11,482
Series 2933 Class ZM, 5.75% 2/15/35	3,778,042	4,407,572
Series 2935 Class ZK, 5.5% 2/15/35	5,488,345	6,066,195
Series 2947 Class XZ, 6% 3/15/35	2,157,263	2,424,982
Series 2996 Class ZD, 5.5% 6/15/35	2,645,974	3,039,971
Series 3237 Class C, 5.5% 11/15/36	4,032,220	4,550,827
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.8946% 11/15/36 (b)(k)(l)	1,799,630	381,794
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.9846% 3/15/37 (b)(k)(l)	2,685,154	599,593
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.9946% 4/15/37 (b)(k)(l)	3,739,009	857,963
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.8146% 6/15/37 (b)(k)(l)	1,384,809	268,500
Series 3949 Class MK, 4.5% 10/15/34	1,171,365	1,238,816
Series 3955 Class YI, 3% 11/15/21 (k)	23,998	500
Series 4055 Class BI, 3.5% 5/15/31 (k)	3,250,507	241,113
Series 4149 Class IO, 3% 1/15/33 (k)	1,991,702	224,973
Series 4314 Class AI, 5% 3/15/34 (k)	977,808	79,424
Series 4427 Class LI, 3.5% 2/15/34 (k)	5,804,307	545,964
Series 4471 Class PA 4% 12/15/40	8,857,514	9,110,309
target amortization class Series 2156 Class TC, 6.25% 5/15/29	292,415	310,859
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.9275% 6/16/37 (b)(k)(l)	790,803	170,229
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.3549% 3/20/60 (b)(c)(n)	9,762,898	9,770,581
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.1349% 7/20/60 (b)(c)(n)	1,244,675	1,238,515
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.2973% 9/20/60 (b)(c)(n)	1,466,458	1,458,725
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.2973% 8/20/60 (b)(c)(n)	1,630,980	1,622,651
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.3773% 12/20/60 (b)(c)(n)	3,158,582	3,147,873
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 12/20/60 (b)(c)(n)	4,227,281	4,226,568
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 2/20/61 (b)(c)(n)	8,538,690	8,538,168
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.4873% 2/20/61 (b)(c)(n)	11,113,822	11,111,146
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 4/20/61 (b)(c)(n)	3,812,755	3,812,044
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.4973% 5/20/61 (b)(c)(n)	5,501,625	5,500,418
Class FC, 1 month U.S. LIBOR + 0.500% 2.4973% 5/20/61 (b)(c)(n)	4,295,574	4,294,737
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.5273% 6/20/61 (b)(c)(n)	5,192,974	5,195,427
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.5473% 9/20/61 (b)(c)(n)	903,954	904,845
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.5973% 10/20/61 (b)(c)(n)	5,907,234	5,919,308
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 2.1236% 8/20/42 (b)(c)	498,458	497,980
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.6973% 11/20/61 (b)(c)(n)	5,454,068	5,477,285
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.6973% 1/20/62 (b)(c)(n)	3,430,398	3,444,886
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.6273% 1/20/62 (b)(c)(n)	5,141,838	5,155,764
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.6273% 3/20/62 (b)(c)(n)	3,216,670	3,219,660
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.6473% 5/20/61 (b)(c)(n)	152,827	153,202
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.5173% 10/20/62 (b)(c)(n)	855,802	856,021
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.5273% 7/20/60 (b)(c)(n)	115,316	115,363
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.3573% 3/20/63 (b)(c)(n)	1,032,299	1,028,684
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.5973% 1/20/64 (b)(c)(n)	5,100,196	5,109,387
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.5973% 12/20/63 (b)(c)(n)	15,946,416	15,980,001
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.4973% 6/20/64 (b)(c)(n)	4,369,233	4,368,380
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.2973% 3/20/65 (b)(c)(n)	168,788	168,187
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.2773% 5/20/63 (b)(c)(n)	435,597	434,807
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.1973% 4/20/63 (b)(c)(n)	646,043	643,772
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.3973% 12/20/62 (b)(c)(n)	87,141	87,067
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 1.9736% 10/20/47 (b)(c)	828,377	820,201
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 2.0736% 11/20/48 (b)(c)	2,364,651	2,350,695
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.0236% 5/20/48 (b)(c)	9,996,221	9,918,850
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.0236% 6/20/48 (b)(c)	1,183,617	1,174,116
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.0236% 6/20/48 (b)(c)	51,248,258	50,872,081
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.5527% 12/20/40 (b)(l)	7,225,000	8,516,928
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	1,071,261	89,401
Series 2016-69 Class WA, 3% 2/20/46	13,994,525	14,243,605
Series 2017-134 Class BA, 2.5% 11/20/46	6,144,307	6,204,896
Series 2017-153 Class GA, 3% 9/20/47	13,208,651	13,414,071
Series 2017-182 Class KA, 3% 10/20/47	12,234,042	12,396,343
Series 2018-13 Class Q, 3% 4/20/47	15,851,235	16,035,022
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	25,085	28,082
Series 2004-24 Class ZM, 5% 4/20/34	2,429,343	2,661,064
Series 2010-160 Class DY, 4% 12/20/40	15,351,849	16,659,951
Series 2010-170 Class B, 4% 12/20/40	3,433,860	3,726,578
Series 2013-H06 Class HA, 1.65% 1/20/63 (n)	5,408,155	5,387,813
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.4973% 9/20/62 (b)(c)(n)	759,005	759,096
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.6473% 11/20/65 (b)(c)(n)	2,764,256	2,766,337
Series 2017-139 Class BA, 3% 9/20/47	27,789,196	28,095,788
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.7375% 5/16/34 (b)(k)(l)	461,208	84,664
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.4375% 8/17/34 (b)(k)(l)	495,367	109,867
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 29.625% 6/16/37 (b)(l)	26,442	47,435
Series 2010-116 Class QB, 4% 9/16/40	3,414,693	3,549,846
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.1875% 2/16/40 (b)(k)(l)	2,980,262	471,518
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.1349% 5/20/60 (b)(c)(n)	3,742,401	3,723,974
Series 2011-52 Class HI, 7% 4/16/41 (k)	113,370	24,576
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.3764% 7/20/41 (b)(k)(l)	1,475,445	268,829
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.9375% 6/16/42 (b)(k)(l)	1,672,948	334,698
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.3685% 4/20/39 (b)(l)	1,771,713	1,821,551
Class ST, 8.800% - 1 month U.S. LIBOR 6.5018% 8/20/39 (b)(l)	6,245,794	6,472,105
Series 2013-149 Class MA, 2.5% 5/20/40	17,768,061	17,991,709
Series 2014-2 Class BA, 3% 1/20/44	21,361,917	22,128,793
Series 2014-21 Class HA, 3% 2/20/44	9,710,844	10,074,964
Series 2014-25 Class HC, 3% 2/20/44	14,872,573	15,475,240
Series 2014-5 Class A, 3% 1/20/44	13,114,056	13,583,856
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	11,336,337	11,336,099
Series 2015-H17 Class HA, 2.5% 5/20/65 (n)	9,921,961	9,921,870
Series 2015-H21:
Class HA, 2.5% 6/20/63 (n)	114,344	114,274
Class JA, 2.5% 6/20/65 (n)	5,697,611	5,697,134
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.29% 5/20/66 (b)(c)(n)	2,315,894	2,315,631
Series 2017-186 Class HK, 3% 11/16/45	1,430,723	1,446,056
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.14% 8/20/66 (b)(c)(n)	24,711,066	24,641,116
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.0524% 6/21/36 (a)(b)(c)	40,269	40,110
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	327,000	328,623
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.9928% 2/25/37 (b)(c)	67,782	67,584
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (a)	19,916,000	19,853,404
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	20,103,206	20,570,765
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.998% 7/25/35 (b)(c)	44,101	44,114
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.3661% 7/15/58 (a)(b)(c)	12,947,000	12,947,518
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.5361% 7/15/58 (a)(b)(c)	14,454,000	14,457,483
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 10/25/49(a)	17,728,000	17,902,510
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (b)(c)	9,418	9,231
Silverstone Master Issuer PLC floater:
Series 2015-1A Class 2A2, 3 month U.S. LIBOR + 0.550% 2.5159% 1/21/70 (a)(c)	10,531,250	10,527,122
Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.5359% 1/21/70 (a)(b)(c)	15,152,400	15,131,778
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.348% 9/25/43 (b)(c)	228,129	229,591
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.7874% 9/25/33 (b)	33,536	33,475
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	62,154	62,090

TOTAL PRIVATE SPONSOR		772,690,661

U.S. Government Agency - 0.1%
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	332,382	67,518
Series 343 Class 16, 5.5% 5/25/34 (k)	284,805	51,900
Series 348 Class 14, 6.5% 8/25/34 (b)(k)	204,528	49,749
Series 351:
Class 12, 5.5% 4/25/34 (b)(k)	134,763	27,423
Class 13, 6% 3/25/34 (k)	184,871	37,262
Series 359 Class 19, 6% 7/25/35 (b)(k)	114,731	25,669
Series 384 Class 6, 5% 7/25/37 (k)	1,390,055	276,280
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8213% 2/15/24 (b)(c)	96,265	96,874
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	15,887	17,779
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	220,776	240,127
Series 2056 Class Z, 6% 5/15/28	415,573	452,287
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	12,022,695	12,844,884
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	13,310,308	14,026,397
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2519% 5/20/65 (b)(n)	1,935,811	2,003,534

TOTAL U.S. GOVERNMENT AGENCY		30,217,683

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $797,174,408)		802,908,344

Commercial Mortgage Securities - 2.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8237% 2/14/43 (b)(k)	5,145	12
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	22,568,000	23,244,589
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	5,065,000	5,216,935
Class CNM, 3.8425% 11/5/32 (a)(b)	2,095,000	2,149,068
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	119,082	119,860
Series 2018-C2 Class A5, 4.314% 12/15/51	185,000	209,013
Bayview Commercial Asset Trust:
floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 2.108% 11/25/35 (a)(b)(c)	25,529	24,768
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.098% 1/25/36 (a)(b)(c)	62,003	60,154
Class M1, 1 month U.S. LIBOR + 0.450% 2.158% 1/25/36 (a)(b)(c)	20,001	19,336
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 1.978% 12/25/36 (a)(b)(c)	157,079	151,053
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.978% 3/25/37 (a)(b)(c)	37,771	35,688
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.978% 7/25/37 (a)(b)(c)	111,176	105,981
Class A2, 1 month U.S. LIBOR + 0.320% 2.028% 7/25/37 (a)(b)(c)	104,211	97,543
Class M1, 1 month U.S. LIBOR + 0.370% 2.078% 7/25/37 (a)(b)(c)	35,566	33,051
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.998% 7/25/37 (a)(b)(c)	39,238	37,134
Class M1, 1 month U.S. LIBOR + 0.310% 2.018% 7/25/37 (a)(b)(c)	20,817	19,745
Class M2, 1 month U.S. LIBOR + 0.340% 2.048% 7/25/37 (a)(b)(c)	22,290	20,964
Class M3, 1 month U.S. LIBOR + 0.370% 2.078% 7/25/37 (a)(b)(c)	35,738	33,001
Class M4, 1 month U.S. LIBOR + 0.500% 2.208% 7/25/37 (a)(b)(c)	56,371	52,874
Class M5, 1 month U.S. LIBOR + 0.600% 2.308% 7/25/37 (a)(b)(c)	22,812	27,917
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(k)(o)	5,388,209	1
Benchmark Mortgage Trust:
Series 2018-B8 Class A5, 4.2317% 1/15/52	29,157,000	33,001,922
Series 2019-B14 Class XA, 0.7959% 12/15/61 (b)(k)	150,000,000	8,548,530
BX Commercial Mortgage Trust floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 2.626% 11/25/28 (a)(b)(c)	8,895,000	8,895,000
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 4.3904% 9/15/37 (a)(b)(c)	10,416,806	10,418,977
Series 2018-IND:
Class A, 1 month U.S. LIBOR + 0.750% 2.5154% 11/15/35 (a)(b)(c)	11,720,264	11,724,650
Class F, 1 month U.S. LIBOR + 1.800% 3.5654% 11/15/35 (a)(b)(c)	12,184,934	12,215,447
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.0654% 4/15/34 (a)(b)(c)	18,335,000	18,334,971
Class C, 1 month U.S. LIBOR + 1.600% 3.3654% 4/15/34 (a)(b)(c)	12,121,000	12,120,976
Class D, 1 month U.S. LIBOR + 1.900% 3.6654% 4/15/34 (a)(b)(c)	12,725,000	12,764,806
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.8454% 10/15/36 (a)(b)(c)	17,878,000	17,889,152
Class C, 1 month U.S. LIBOR + 1.250% 3.0154% 10/15/36 (a)(b)(c)	22,475,000	22,482,012
Class D, 1 month U.S. LIBOR + 1.450% 3.2154% 10/15/36 (a)(b)(c)	31,835,000	31,854,961
Class E, 1 month U.S. LIBOR + 1.800% 3.5654% 10/15/36 (a)(b)(c)	44,731,000	44,773,043
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 4/15/34 (a)(b)(c)	29,486,000	29,510,677
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.6854% 10/15/36 (a)(b)(c)	85,500,000	85,580,208
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.8% 11/15/36 (a)(b)(c)	16,796,000	16,795,987
Class B, 1 month U.S. LIBOR + 1.250% 3.1% 11/15/36 (a)(b)(c)	9,400,000	9,399,992
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (a)(b)(c)	43,814,000	43,889,855
Class B, 1 month U.S. LIBOR + 1.500% 3.2654% 6/15/34 (a)(b)(c)	8,583,000	8,588,326
Class C, 1 month U.S. LIBOR + 1.750% 3.5154% 6/15/34 (a)(b)(c)	9,696,000	9,702,020
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.0492% 9/10/58 (b)(k)	2,874,517	119,497
Series 2016-P6 Class XA, 0.9411% 12/10/49 (b)(k)	2,912,177	100,893
Series 2018-C6 Class A4, 4.412% 11/10/51	5,548,000	6,328,069
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	50,000	51,413
Series 2014-CR20 Class XA, 1.179% 11/10/47 (b)(k)	695,449	29,560
Series 2014-LC17 Class XA, 0.9253% 10/10/47 (b)(k)	2,451,972	71,733
Series 2014-UBS6 Class XA, 1.0469% 12/10/47 (b)(k)	1,758,435	62,712
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 2.6454% 12/15/31 (a)(b)(c)	332,000	332,258
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.7454% 5/15/36 (a)(b)(c)	1,507,000	1,509,114
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	19,432,000	20,540,576
Class B, 4.5349% 4/15/36 (a)	6,067,000	6,419,181
Class C, 4.9414% 4/15/36 (a)(b)	4,009,000	4,224,989
Class D, 4.9414% 4/15/36 (a)(b)	8,018,000	8,319,174
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C18 Class A4, 2.968% 12/15/52	16,600,000	16,998,996
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	14,454,000	16,433,497
Freddie Mac sequential payer Series 2019-K101 Class A2, 2.524% 10/25/29	25,500,000	26,079,579
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.2154% 9/15/31 (a)(b)(c)	1,511,000	1,505,818
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	228,000	244,900
Series 2013-GC12 Class XA, 1.5573% 6/10/46 (b)(k)	898,600	36,453
Series 2014-GC20 Class XA, 1.2249% 4/10/47 (b)(k)	709,734	22,265
Series 2015-GC34 Class XA, 1.4711% 10/10/48 (b)(k)	1,466,736	86,722
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	149,000	158,885
Class CFX, 4.9498% 7/5/33 (a)	4,047,000	4,330,135
Class DFX, 5.3503% 7/5/33 (a)	6,223,000	6,673,464
Class EFX, 5.5422% 7/5/33 (a)	8,515,000	9,038,967
Class XAFX, 1.2948% 7/5/33 (a)(b)(k)	1,280,000	48,682
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.2496% 10/15/48 (b)(k)	1,765,214	84,706
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 2.6154% 8/15/33 (a)(b)(c)	375,000	373,594
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.7154% 3/15/34 (a)(b)(c)	246,000	245,999
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	49,092,000	50,601,824
Series 2018-H4 Class A4, 4.31% 12/15/51	49,378,000	55,994,356
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	7,093,000	7,237,052
Class C, 3.1771% 11/10/36 (a)	6,805,000	6,850,117
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	2,376,621	2,386,964
Class B, 4.181% 11/15/34 (a)	8,327,450	8,438,216
Class C, 5.205% 11/15/34 (a)	5,842,050	5,972,877
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.9154% 3/15/36 (a)(b)(c)	81,837	81,887
Class B, 1 month U.S. LIBOR + 1.550% 3.3154% 3/15/36 (a)(b)(c)	3,983,000	3,990,459
Class C, 1 month U.S. LIBOR + 2.100% 3.8654% 3/15/36 (a)(b)(c)	27,042,000	27,143,294
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2121% 12/15/50 (b)(k)	2,200,385	141,180
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.5533% 4/10/46 (a)(b)(c)	201,740	203,976
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	242,000	251,596
Series 2015-C31 Class XA, 1.1727% 11/15/48 (b)(k)	1,503,757	74,468
Series 2017-C42 Class XA, 1.0374% 12/15/50 (b)(k)	2,576,437	154,163
Series 2018-C46 Class XA, 1.1114% 8/15/51 (b)(k)	1,699,571	98,152
Series 2018-C48 Class A5, 4.302% 1/15/52	34,740,000	39,260,810
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.4825% 6/15/46 (a)(b)(c)	213,394	213,550
Series 2014-C24 Class XA, 0.9926% 11/15/47 (b)(k)	1,060,886	34,378
Series 2014-C25 Class A5, 3.631% 11/15/47	714,000	756,930
Series 2014-LC14 Class XA, 1.3937% 3/15/47 (b)(k)	1,243,242	49,058
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $806,117,073)		820,557,337

Municipal Securities - 0.8%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	4,580,000	7,089,290
7.5% 4/1/34	18,570,000	28,252,955
Series 2010, 7.625% 3/1/40	9,470,000	15,301,910
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	3,455,000	3,514,253
Series 2010 C1, 7.781% 1/1/35	12,265,000	15,252,877
Series 2012 B, 5.432% 1/1/42	7,305,000	7,472,431
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	20,813,455	21,760,050
5.1% 6/1/33	105,490,000	113,536,777
Series 2010-1, 6.63% 2/1/35	22,660,000	26,490,900
Series 2010-3:
6.725% 4/1/35	33,175,000	38,710,249
7.35% 7/1/35	15,500,000	18,727,100
Series 2010-5, 6.2% 7/1/21	318,000	330,323
Series 2013, 3.6% 12/1/19	1,030,000	1,030,000
TOTAL MUNICIPAL SECURITIES
(Cost $265,407,251)		297,469,115

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic:	$
4.25% 1/7/25	26,790,000	28,414,144
5.625% 1/7/41	27,107,000	29,868,526
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,872,743)		58,282,670

Bank Notes - 0.7%
Capital One NA 2.95% 7/23/21	33,113,000	33,546,006
Discover Bank:
(Delaware) 3.2% 8/9/21	$39,891,000	$40,548,442
3.1% 6/4/20	36,960,000	37,117,171
3.35% 2/6/23	15,572,000	16,047,270
4.682% 8/9/28 (b)	15,090,000	15,829,712
KeyBank NA 6.95% 2/1/28	3,200,000	4,025,556
PNC Bank NA 2.45% 11/5/20	2,469,000	2,480,779
RBS Citizens NA 2.55% 5/13/21	8,404,000	8,461,860
Regions Bank 6.45% 6/26/37	42,478,000	55,606,382
Synchrony Bank 3.65% 5/24/21	26,463,000	26,941,991
TOTAL BANK NOTES
(Cost $221,658,367)		240,605,169

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia 4.65% (b)(p)	$6,962,000	$6,979,405
Barclays Bank PLC 7.625% 11/21/22	2,635,000	2,955,153
TOTAL PREFERRED SECURITIES
(Cost $9,816,052)		9,934,558
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 1.61% (q)
(Cost $754,554,562)	754,425,147	754,576,032
	Maturity Amount	Value

Repurchase Agreements - 1.9%
Investments in repurchase agreements in a joint trading account at 1.69%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations) # (r)
(Cost $674,670,000)	674,765,016	674,670,000

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	8,400,000	$252,962
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	143,500,000	4,225,343
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	78,100,000	2,295,984
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	19,000,000	164,374
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	42,800,000	1,145,655
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.63% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	25,200,000	208,999
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.99% and receive quarterly a floating rate based on 3 month LIBOR, expiring December 2028.	12/6/21	5,620,000	21,193
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	39,600,000	1,347,777
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	55,000,000	1,646,299

TOTAL PUT OPTIONS			11,308,586

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	8,400,000	221,078
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	143,500,000	3,925,560
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	78,100,000	2,142,539
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	19,000,000	1,251,594
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	42,800,000	1,291,283
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.63% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	25,200,000	1,694,381
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.99% and pay quarterly a floating rate based on the 3 month LIBOR, expiring December 2028.	12/6/21	5,620,000	495,052
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	39,600,000	906,504
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	55,000,000	1,449,765

TOTAL CALL OPTIONS			13,377,756

TOTAL PURCHASED SWAPTIONS
(Cost $23,517,056)			24,686,342
TOTAL INVESTMENT IN SECURITIES - 106.5%
(Cost $36,380,478,162)			37,471,639,524
NET OTHER ASSETS (LIABILITIES) - (6.5)%			(2,292,849,658)
NET ASSETS - 100%			$35,178,789,866

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 12/1/49	$(59,100,000)	$(60,739,103)
3% 12/1/49	(59,100,000)	(60,739,103)
3% 12/1/49	(37,900,000)	(38,951,134)
3% 12/1/49	(91,100,000)	(93,626,604)
3% 12/1/49	(154,600,000)	(158,887,738)

TOTAL GINNIE MAE		(412,943,682)

Uniform Mortgage Backed Securities
3% 12/1/34	(21,150,000)	(21,645,703)
3% 12/1/49	(59,100,000)	(59,935,709)
3% 12/1/49	(46,300,000)	(46,954,710)
3% 12/1/49	(93,750,000)	(95,075,681)
3.5% 12/1/49	(22,700,000)	(23,302,969)
3.5% 12/1/49	(24,450,000)	(25,099,453)
4% 12/1/49	(24,300,000)	(25,211,250)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(297,225,475)

TOTAL TBA SALE COMMITMENTS
(Proceeds $709,206,350)		$(710,169,157)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	13	March 2020	$2,440,344	$10,133	$10,133
TOTAL PURCHASED					10,133
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,376	March 2020	177,998,500	605,643	605,643
CBOT 2-Year U.S. Treasury Note Contracts (United States)	863	March 2020	186,050,664	94,036	94,036
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,229	March 2020	146,212,594	295,181	295,181
CBOT Long Term U.S. Treasury Bond Contracts (United States)	359	March 2020	57,069,781	(154,370)	(154,370)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	762	March 2020	108,370,688	22,128	22,128
TOTAL SOLD					862,618
TOTAL FUTURES CONTRACTS					$872,751

The notional amount of futures purchased as a percentage of Net Assets is 0%

The notional amount of futures sold as a percentage of Net Assets is 1.9%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	JPMorgan Chase Bank, N.A.	(0.5%)	Monthly	$50,000,000	$(249,965)	$171,570	$(78,395)
CMBX N.A. AAA Index Series 11	Nov. 2054	Morgan Stanley Capital Group, Inc.	(0.5%)	Monthly	50,000,000	(249,965)	138,595	(111,370)
CMBX N.A. AAA Index Series 11	Nov. 2054	Morgan Stanley Capital Group, Inc.	(0.5%)	Monthly	50,000,000	(249,965)	211,849	(38,116)

TOTAL CREDIT DEFAULT SWAPS						$(749,895)	$522,014	$(227,881)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$186,270,000	$(564,865)	$0	$(564,865)
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2026	60,700,000	(743,822)	0	(743,822)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	10,694,000	51,990	0	51,990

TOTAL INTEREST RATE SWAPS							$(1,256,697)	$0	$(1,256,697)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,720,178,635 or 10.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security has been segregated as collateral for open options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $828,145.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $520,455.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,307,608.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,600,460.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Level 3 security

 (p) Security is perpetual in nature with no stated maturity date.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,751,840
Total	$4,751,840

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/Counterparty	Value
$674,670,000 due 12/2/19 at 1.69%
JPMorgan Chase Bank, N.A.	$674,670,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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